Other Real Estate - Summary of Other Real Estate Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Real Estate [Roll Forward]
Balance at beginning of year, net of valuation allowance	$ 443	$ 235	$ 738
Loans transferred to other real estate	783	719	253
Sales of other real estate	(603)	(511)	(745)
Additions to valuation allowance charged to expense	(54)	0	(11)
Balance at end of year, net of valuation allowance	569	443	$ 235
Other repossessed assets	$ 0	$ 10